Consolidated Balance Sheets Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TESORO CORPORATION STOCKHOLDERS’ EQUITY
Common stock, par value (par value)	$ 0.167	$ 0.167	$ 0.167
Common stock, authorized shares (shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (shares)	158,146,319	156,627,604	154,712,627
Treasury stock, common shares (shares)	32,394,535	31,667,195	22,907,890
CURRENT ASSETS
Cash and cash equivalents	$ 459	$ 1,000	$ 1,238
PROPERTY, PLANT AND EQUIPMENT
Net Property, Plant and Equipment	9,180	9,045	6,875
OTHER NONCURRENT ASSETS
Acquired intangibles, net	1,211	1,222	263
Other, net	1,311	1,150	852
DEBT
Debt	4,138	4,161	2,750
Tesoro Logistics LP
CURRENT ASSETS
Cash and cash equivalents	16	19	23
PROPERTY, PLANT AND EQUIPMENT
Net Property, Plant and Equipment	3,335	3,306	1,398
OTHER NONCURRENT ASSETS
Acquired intangibles, net	966	973	0
Other, net	258	251	16
DEBT
Debt	$ 2,520	$ 2,544	$ 1,141